OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2025
OPERATING LEASES
Schedule of operating lease related assets and liabilities

	As of	As of
	December 31,	December 31,
	2024	2025
	US$	US$

Right-of-use assets	2,627	1,992

Operating lease liabilities - current	1,485	1,078
Operating lease liabilities - non-current	1,063	860
Total operating lease liabilities	2,548	1,938

Summary of maturity of operating lease liabilities

The following table summarizes the maturity of operating lease liabilities as of December 31, 2025:

US$

2026	1,141
2027	276
2028	262
2029	204
2030	187
Total	2,070
Less: imputed interest	(132)
Present value of lease liabilities	1,938